ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Textual)	Sep. 30, 2017 $ / shares shares	May 11, 2017 $ / shares shares	Mar. 31, 2017 $ / shares shares	Oct. 31, 2016	Jul. 05, 2016	Mar. 31, 2016 $ / shares shares	Jan. 01, 2015	Jun. 13, 2013 JOD	Mar. 11, 2013 JOD	Sep. 18, 2005 JOD	Nov. 26, 2000 USD ($)	Nov. 26, 2000 JOD
Percentage of Individual Shareholder Transactions				22.00%
Noncontrolling Interest, Ownership Percentage by Parent	100.00%		100.00%
Common Stock, Shares, Outstanding | shares	9,895,000	8,787,500	8,787,500			8,787,500
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001		$ 0.001			$ 0.001
Hashemite Kingdom of Jordan [Member]
Capital											$ 70,500	JOD 50,000
Jerash Embroidery [Member]
Capital									JOD 50,000
Chinese Garments [Member]
Capital								JOD 50,000
Jerash Embroidery and Cinese Garments [Member]
Noncontrolling Interest, Ownership Percentage by Parent							100.00%
Victory Apparel [Member]
Capital										JOD 50,000
Jerash Garments [Member]
Equity Method Investment, Ownership Percentage					100.00%
Jerash Holdings [Member]
Common Stock, Shares, Outstanding | shares		712,500
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.001